BUSINESS COMBINATIONS - SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Golar Eskimo
Business Acquisition
Revenues	$ 435,573
Net income	$ 163,022
Golar Igloo
Business Acquisition
Revenues		$ 400,209
Net income		$ 184,751
Golar Maria
Business Acquisition
Revenues			$ 332,150
Net income			$ 152,388
Common Units | Golar Eskimo
Business Acquisition
Common unitholders (in usd per share)	$ 2.38
Common Units | Golar Igloo
Business Acquisition
Common unitholders (in usd per share)		$ 2.56
Common Units | Golar Maria
Business Acquisition
Common unitholders (in usd per share)			$ 2.33